UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

 (Exact name of registrant as specified in charter)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

(Address of principal executive offices)(Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

 (Name and address of agent for service)

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SEMI-ANNUAL REPORT

September 30, 2012

(Unaudited)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

* Portfolio composition is subject to change.

** Excludes securities sold short and options written.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 84.16%

Apparel Stores - 2.70%
3,000	Ann, Inc. *	$ 113,190
2,500	Ann, Inc. (*) (***)	94,325
		207,515
Application Software - 2.52%
2,500	Microsoft Corp.	74,400
4,000	Microsoft Corp. ***	119,040
		193,440
Broadcasting-Radio - 3.20%
20,000	Sirius XM Radio, Inc. *	51,800
75,000	Sirius XM Radio, Inc. (*) (***)	194,250
		246,050
Business Services - 2.37%
5,500	The Western Union Co.	100,210
4,500	The Western Union Co. ***	81,990
		182,200
CATV Systems - 2.78%
1,250	Time Warner Cable, Inc.	118,825
1,000	Time Warner Cable, Inc. ***	95,060
		213,885
Catalog & Mail Order Houses - 3.31%
1,000	Amazon.com, Inc. (*) (***)	254,320

Chemicals - Major Diversified - 1.80%
750	E. I. du Pont de Nemours and Co.	37,703
2,000	E. I. du Pont de Nemours and Co. ***	100,540
		138,243
Cigarettes - 2.63%
225	Philip Morris International, Inc.	20,236
2,025	Philip Morris International, Inc. ***	182,128
		202,364
Copper - 2.70%
1,650	Freeport-McMoRan Copper & Gold, Inc.	65,307
3,600	Freeport-McMoRan Copper & Gold, Inc. ***	142,488
		207,795
Department Stores - 2.48%
2,250	The TJX Companies, Inc.	100,778
2,000	The TJX Companies, Inc. ***	89,580
		190,358
Diversified Computer Systems - 2.16%
320	International Business Machines Corp.	66,384
480	International Business Machines Corp. ***	99,576
		165,960
Diversified Investments - 1.63%
840	The Goldman Sachs Group, Inc.	95,491
260	The Goldman Sachs Group, Inc. ***	29,557
		125,048
Drug Manufacturers-Major - 4.97%
1,510	Abbott Laboratories	103,526
1,740	Abbott Laboratories ***	119,294
7,000	Amarin Corp. Plc ADR *	88,025
2,500	Amarin Corp. Plc ADR (*) (***)	31,437
6,000	Pozen, Inc. *	39,780
		382,062
Farm & Construction Machinery - 2.35%
950	Caterpillar, Inc.	81,738
1,150	Caterpillar, Inc. ***	98,946
		180,684
Farm Machinery & Equipment - 2.51%
1,200	Joy Global, Inc.	67,272
2,250	Joy Global, Inc. ***	126,135
		193,407
Food - Major Diversified - 1.75%
2,000	Annies, Inc. *	89,680
1,000	Annies, Inc. (*) (***)	44,840
		134,520
General Entertainment - 3.22%
105	Priceline.com, Inc. *	65,002
295	Priceline.com, Inc. (*) (***)	182,626
		247,628
Internet Information Providers - 2.94%
50	Google Inc. Class A *	37,725
250	Google Inc. Class A (*) (***)	188,625
		226,350
Investment Brokerage-National - 1.55%
5,750	TD Ameritrade Holding Corp.	88,378
2,000	TD Ameritrade Holding Corp. ***	30,740
		119,118
Investment Brokerage-Regional - 0.87%
25,000	Knight Capital Group, Inc. *	66,875

Management Services - 2.96%
1,400	Accenture PLC Class A (Ireland)	98,042
1,850	Accenture PLC Class A (Ireland) ***	129,555
		227,597
Money Center Banks - 4.95%
2,000	JP Morgan Chase & Co.	80,960
3,000	JP Morgan Chase & Co. ***	121,440
1,100	Royal Bank of Canada	63,151
2,000	Royal Bank of Canada ***	114,820
		380,371
Networking & Communication Devices - 1.24%
5,000	Cisco Systems, Inc.	95,475

Oil & Gas Refining & Marketing. - 2.95%
1,500	HollyFrontier Corp.	61,905
4,000	HollyFrontier Corp. ***	165,080
		226,985
Personal Computers - 3.04%
350	Apple, Inc. ***	233,487

Processed & Packaged Goods - 0.85%
2,750	Green Mountain Coffee Roasters, Inc. *	65,286

Residential Construction - 0.54%
12,000	Hovnanian Enterprises, Inc. *	41,520

Semiconductor-Specialized - 3.49%
4,500	Cirrus Logic, Inc. *	172,755
2,500	Cirrus Logic, Inc. (*) (***)	95,975
		268,730
Shipping - 2.25%
5,400	Ship Finance International Ltd.	84,888
5,600	Ship Finance International Ltd. ***	88,032
		172,920
Specialty Eateries - 2.64%
2,000	Starbucks Corp.	101,420
2,000	Starbucks Corp. ***	101,420
		202,840
Specialty Retail, Other - 2.00%
13,000	Zagg, Inc. *	110,890
5,000	Zagg, Inc. (*) (***)	42,650
		153,540
Sporting Goods - 4.18%
6,500	Sturm, Ruger & Co., Inc. ***	321,685

Telecom Services-Domestic - 2.63%
2,675	CenturyLink, Inc.	108,070
2,325	CenturyLink, Inc. ***	93,930
		202,000

TOTAL FOR COMMON STOCK (Cost $5,697,220) - 84.16%		$ 6,470,258

EXCHANGE TRADED FUNDS - 16.39%
1,650	iPath MSCI India Index ETN *	96,855
2,000	iPath MSCI India Index ETN (*) (***)	117,400
3,500	IQ Global Agribusiness Small Cap *	85,960
1,525	iShares MSCI Brazil Index	82,441
1,475	iShares MSCI Brazil Index ***	79,739
6,000	iShares MSCI Germany Index	135,420
2,000	iShares MSCI Germany Index ***	45,140
8,000	iShares MSCI Hong Kong Index	145,600
3,000	iShares MSCI Hong Kong Index ***	54,600
1,450	Market Vectors TR Russia ETF *	41,745
5,550	Market Vectors TR Russia ETF (*) (***)	159,785
525	SPDR Gold Shares *	90,243
725	SPDR Gold Shares (*) (***)	124,620

TOTAL EXCHANGE TRADED FUNDS (Cost $1,224,804) - 16.39%		1,259,548

LIMITED PARTNERSHIPS - 2.60%
7,150	Blackstone Group L.P.	102,102
6,850	Blackstone Group L.P. ***	97,818

TOTAL FOR LIMITED PARTNERSHIPS (Cost $190,219) - 2.60%		199,920

PUT OPTIONS - 1.48% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Apple, Inc.
200	October 2012 Put @ $660.00	3,090

	Abbott Laboratories
1,600	October 2012 Put @ $65.00	288

	Accenture plc
1,200	October 2012 Put @ $62.50	60

	Amarin Corp.
5,000	October 2012 Put @ $12.00	5,500

	Ann, Inc.
3,000	October 2012 Put @ $37.00	2,520

	Annie's, Inc.
1,500	October 2012 Put @ $40.00	825

	TD Ameritrade Holding Corp.
3,500	October 2012 Put @ $16.00	2,625

	Amazon.com, Inc.
500	October 2012 Put @ $245.00	1,315

	Blackstone Group L.P.
7,000	October 2012 Put @ $14.00	2,100

	Caterpillar, Inc.
1,000	October 2012 Put @ $87.50	3,140

	CenturyLink, Inc.
2,500	October 2012 Put @ $40.00	1,125

	Cirrus Logic, Inc.
3,500	October 2012 Put @ $43.00	17,500

	Cisco Systems, Inc.
2,500	October 2012 Put @ $18.00	275

	E. I. du Pont de Nemours and Co.
1,500	October 2012 Put @ $49.00	645

	iShares MSCI Germany Index
4,000	October 2012 Put @ $22.00	1,200

	iShares MSCI Hong Kong Index
5,500	October 2012 Put @ $17.00	550

	iShares MSCI Brazil Index
1,500	October 2012 Put @ $55.00	2,910

	Freeport-McMoRan Copper & Gold, Inc.
2,000	October 2012 Put @ $38.00	1,700

	SPDR Gold Shares
600	October 2012 Put @ $166.00	378

	Google, Inc.
200	October 2012 Put @ $675.00	780

	The Goldman Sachs Group, Inc.
600	October 2012 Put @ $115.00	2,220

	Green Mountain Coffee Roasters, Inc.
3,000	October 2012 Put @ $24.00	5,160

	HollyFrontier Corp.
3,000	October 2012 Put @ $38.00	1,050

	International Business Machines Corp.
400	October 2012 Put @ $200.00	568

	Joy Global, Inc.
1,500	October 2012 Put @ $60.00	7,200

	JPMorgan Chase & Co.
2,500	October 2012 Put @ $40.00	2,500

	Microsoft Corp.
3,500	October 2012 Put @ $30.00	2,660

	Priceline.com, Inc.
200	October 2012 Put @ $610.00	2,320

	Philip Morris International, Inc.
1,100	October 2012 Put @ $85.00	264

	Pozen, Inc.
6,000	October 2012 Put @ $6.00	1,050

	Sturm, Ruger & Co., Inc.
4,000	October 2012 Put @ $45.00	1,800

	Market Vectors Russia ETF
3,500	October 2012 Put @ $30.00	4,550

	Russell 2000 Index
7,000	October 2012 Put @ $775.00	12,810

	Royal Bank of Canada
1,600	October 2012 Put @ $55.00	480

	S&P 500 Index
7,000	October 2012 Put @ $1,320.00	11,200

	Sirius XM Radio, Inc.
100,000	December 2012 Put @ $2.00	4,000

	Starbucks Corp.
1,000	October 2012 Put @ $48.00	310
2,000	October 2012 Put @ $49.00	960
		1,270
	Time Warner Cable, Inc.
1,200	October 2012 Put @ $87.50	150

	The TJX Companies, Inc.
2,500	October 2012 Put @ $42.50	625

	The Western Union Company
5,000	October 2012 Put @ $18.00	1,000

	Zagg, Inc.
9,000	November 2012 Put @ $8.00	2,250

	Total (Premiums Paid $92,966) - 1.48%	113,653

CALL OPTIONS - 1.41% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Apple, Inc.
200	October 2012 Call @ $670.00	3,510

	Amazon.com, Inc.
500	October 2012 Call @ $290.00	85

	Caterpillar, Inc.
1,000	October 2012 Call @ $105.00	10
1,000	October 2012 Call @ $97.50	50
		60
	Cirrus Logic, Inc.
2,000	October 2012 Call @ $42.00	1,800

	Hovnanian Enterprises, Inc.
10,000	January 2013 Call @ $3.00	7,000

	iShares MSCI Switzerland Index
3,000	October 2012 Call @ $23.00	4,800

	iShares FTSE China 25 Index Fund
1,300	October 2012 Call @ $36.50	143

	iShares S&P SmallCap 600 Index
800	October 2012 Call @ $82.00	120

	iShares S&P 500 Value Index
1,600	October 2012 Call @ $69.00	320

	Priceline.com, Inc.
200	October 2012 Call @ $585.00	8,560
200	October 2012 Call @ $720.00	98
		8,658
	Russell 2000 Index
7,000	October 2012 Call @ $945.00	1,750

	Vanguard Small Cap Value ETF
1,400	October 2012 Call @ $76.00	280

	Vanguard MSCI Europe ETF
2,500	October 2012 Call @ $50.00	625

	Google, Inc.
100	October 2012 Call @ $795.00	819

	Green Mountain Coffee Roasters, Inc.
3,000	October 2012 Call @ $28.00	1,230
7,000	December 2012 Call @ $25.00	21,350
		22,580
	Facebook, Inc.
4,000	December 2012 Call @ $19.00	15,600

	Ford Motor Co.
10,000	October 2012 Call @ $9.00	8,700

	Freeport-McMoRan Copper & Gold Inc.
2,500	October 2012 Call @ $46.00	100

	Joy Global, Inc.
2,000	October 2012 Call @ $57.50	3,320

	Knight Capital Group, Inc.
10,000	January 2013 Call @ $2.50	3,500

	S&P 500 Index
7,000	October 2012 Call @ $1,585.00	1,050

	Sturm Ruger & Co., Inc.
2,000	October 2012 Call @ $45.00	9,200
2,000	October 2012 Call @ $50.00	2,500
		11,700
	United States Natural Gas
2,000	October 2012 Call @ $21.00	1,940

	Financial Select Sector SPDR
6,000	October 2012 Call @ $17.00	120

	Industrial Select Sector SPDR
2,500	October 2012 Call @ $39.00	200

	Technology Select Sector SPDR
2,500	October 2012 Call @ $33.00	50

	Consumer Staples Select Sector SPDR
3,000	October 2012 Call @ $37.00	105

	Consumer Discret Select Sector
4,000	October 2012 Call @ $49.00	680

	Zagg, Inc.
5,000	October 2012 Call @ $8.00	4,000
5,000	November 2012 Call @ $8.00	4,750
		8,750

	Total (Premiums Paid $126,772) - 1.41%	108,365

SHORT TERM INVESTMENTS - 5.44%
418,439	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.02% ** (Cost $418,439)	418,439

TOTAL INVESTMENTS (Cost $7,750,420) - 111.48%		$ 8,570,183

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.48)%		(882,498)

NET ASSETS - 100.00%		$ 7,687,685

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2012.
*** Securities held as collateral for securities sold short and written options at September 30, 2012.
The accompanying notes are an integral part of these financial statements.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Securities Sold Short
	September 30, 2012 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS *
3,750	Consumer Discret Select Sector SPDR	$ 175,462
5,000	Consumer Staples Select Sector SPDR	179,125
12,250	Financial Select Sector SPDR	190,978
5,000	Industrial Select Sector SPDR	182,650
2,500	iShares FTSE China 25 Index Fund	86,500
6,500	ishares MSCI Switzerland Index	159,835
3,000	iShares S&P 500 Growth Index	233,550
3,750	iShares S&P 500 Value Index	246,712
1,750	iShares S&P SmallCap 600 Growth	146,318
1,750	iShares S&P SmallCap 600 Index	134,873
6,000	Technology Select Sector SPDR	184,950
4,750	Vanguard MSCI Europe ETF	214,985
2,500	Vanguard Small Cap Value ETF	179,750

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,095,019)		$ 2,315,688

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Schedule of Options Written
September 30, 2012 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Accenture PLC
October 2012 Call @ $70.00	3,000	$ 3,150

Amarin Corp. PLC
October 2012 Call @ $15.00	9,500	5,225

Ann, Inc.
October 2012 Call @ $43.00	5,500	825

Annie's, Inc.
October 2012 Call @ $50.00	1,500	562

Apple Inc.
October 2012 Call @ $725.00	400	904

Amazon.com Inc.
October 2012 Call @ $285.00	1,000	240

Caterpillar Inc.
October 2012 Call @ $95.00	2,000	160

Cirrus Logic, Inc.
October 2012 Call @ $40.00	7,500	11,250

Cisco Systems, Inc.
October 2012 Call @ $20.00	2,500	225

iShares MSCI Brazil Index
October 2012 Call @ $63.50	1,500	45

Facebook, Inc.
November 2012 Call @ $23.00	4,000	5,600

Freeport-McMoRan Copper & Gold Inc.
October 2012 Call @ $45.00	5,000	350

Google Inc.
October 2012 Call @ $785.00	300	3,366

The Goldman Sachs Group, Inc.
October 2012 Call @ $135.00	1,100	55

Green Mountain Coffee Roasters, Inc.
December 2012 Call @ $35.00	3,000	2,310

HollyFrontier Corp.
October 2012 Call @ $45.00	5,500	825

International Business Machines Corp.
October 2012 Call @ $225.00	800	120

Joy Global, Inc.
October 2012 Call @ $65.00	4,000	1,000

JPMorgan Chase & Co.
October 2012 Call @ $46.00	2,500	63

Microsoft Corp.
October 2012 Call @ $33.00	6,000	300

Pozen, Inc.
October 2012 Call @ $8.00	6,000	900

Priceline.com Inc.
October 2012 Call @ $700.00	400	320

Sturm, Ruger & Co. Inc.
October 2012 Call @ $55.00	8,000	1,440

Market Vectors Russia ETF
October 2012 Call @ $33.00	3,500	175

Russell 2000 Index
October 2012 Call @ $920.00	7,000	560

Sirius XM Radio, Inc.
December 2012 Call @ $2.50	50,000	9,500

S&P 500 Index
October 2012 Call @ $1,565.00	7,000	700

Starbucks Corp.
October 2012 Call @ $55.00	4,000	560

United States Natural Gas
October 2012 Call @ $23.00	500	120

Zagg, Inc.
October 2012 Call @ $10.00	15,000	1,500

Total (Premiums Received $68,584)		52,350

PUT OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Put	Value

Apple Inc.
October 2012 Put @ $625.00	400	2,460

Abbott laboratories
October 2012 Put @ $62.50	1,600	80

Accenture PLC
October 2012 Put @ $57.50	1,200	60

Ann, Inc.
October 2012 Put @ $35.00	3,000	1,200

Amarin Corp. PLC
October 2012 Put @ $11.00	5,000	3,000

Amazon.com Inc.
October 2012 Put @ $235.00	500	560

Caterpillar, Inc.
October 2012 Put @ $82.50	1,000	1,010

CenturyLink, Inc.
October 2012 Put @ $38.00	2,500	500

Cirrus Logic, Inc.
October 2012 Put @ $40.00	3,500	10,850

Cisco Systems, Inc.
October 2012 Put @ $17.00	2,500	100

E. I. du Pont de Nemours and Co.
October 2012 Put @ $47.00	1,500	255

iShares MSCI Brazil Index
October 2012 Put @ $52.50	1,500	1,080

Financial Select Sector SPDR
October 2012 Put @ $15.00	6,000	480

Ford Motor Co.
October 2012 Put @ $8.00	10,000	100

Freeport-McMoRan Copper & Gold Inc.
October 2012 Put @ $36.00	2,000	820

iShares FTSE China 25 Index Fund
October 2012 Put @ $31.50	1,300	104

Google Inc.
October 2012 Put @ $685.00	200	1,008

The Goldman Sachs Group, Inc.
October 2012 Put @ $110.00	600	1,008

Green Mountain Coffee Roasters, Inc.
October 2012 Put @ $26.00	3,000	8,550
December 2012 Put @ $19.00	4,000	6,560
		15,110
HollyFrontier Corp.
October 2012 Put @ $36.00	3,000	300

International Business Machines Corp.
October 2012 Put @ $185.00	400	88

iShares S&P 500 Value Index
October2012 Put @ $60.00	1,600	400

Joy Global, Inc.
October 2012 Put @ $57.50	2,000	6,000

JPMorgan Chase & Co.
October 2012 Put @ $36.00	2,000	240
October 2012 Put @ $38.00	1,000	320
		560
Microsoft Corp.
October 2012 Put @ $28.00	3,500	525

Priceline.com Inc.
October 2012 Put @ $580.00	200	844

Philip Morris International, Inc.
October 2012 Put @ $82.50	1,100	127

Sturm, Ruger & Co. Inc.
October 2012 Put @ $40.00	4,000	600

Market Vectors Russia ETF
October 2012 Put @ $28.00	3,500	1,925

Russell 2000 Index
October 2012 Put @ $800.00	7,000	26,110

Starbucks Corp.
October 2012 Put @ $47.00	2,000	380

S&P 500 Index
October 2012 Put @ $1,360.00	7,000	17,150

The TJX Companies, Inc.
October 2012 Put @ $40.00	2,500	187

Vanguard MSCI Europe ETF
October 2012 Put @ $44.00	2,500	1,250

Industrial Select Sector SPDR
October 2012 Put @ $34.00	2,500	150

Consumer Discret Select Sector SPDR
October 2012 Put @ $43.00	4,000	1,200

Zagg, Inc.
October 2012 Put @ $7.00	9,000	1,350

Total (Premiums Received $67,638)		98,931

TOTAL WRITTEN OPTIONS (Premium Received $136,222)		$ 151,281

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Assets and Liabilities
September 30, 2012 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $7,750,420)	$ 8,570,183
Cash	1,573,060
Receivables:
Due from Adviser	47,696
Dividends and Interest	10,784
Portfolio Securities Sold	105,819
Shareholder Subscriptions	7,500
Prepaid Expenses	4,733
Total Assets	10,319,775
Liabilities:
Covered Options Written, at Value (Premium Received $136,222)	151,281
Securities Sold Short, at Value (Proceeds $2,095,019)	2,315,688
Payables:
Portfolio Securities Purchased	57,112
Dividend Expense	12,760
Interest Expense	4,355
Shareholder Redemptions	60,000
Accrued Expenses	30,894
Total Liabilities	2,632,090
Net Assets	$ 7,687,685

Net Assets Consist of:
Paid In Capital	$ 7,149,100
Accumulated Undistributed Net Investment Loss	(39,987)
Accumulated Undistributed Realized Loss on Investments	(5,463)
Unrealized Appreciation in Value of Investments	584,035
Net Assets	$ 7,687,685

Shares Outstanding	498,008

Net Asset Value and Redemption Price Per Share	$ 15.44

Maximum Offering Price Per Share ($15.44/0.9525)	$ 16.21

Short-Term Redemption Price Per Share ($15.44 x 0.98) *	$ 15.13

* The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Operations
For the Six Months Ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$ 83,375
Interest	75
Total Investment Income	83,450

Expenses:
Advisory Fees (Note 4)	53,806
Transfer Agent & Accounting Fees	11,376
Service Fees (Note 5)	9,028
Registration Fees	1,804
Audit Fees	39,727
Insurance Fees	10,411
Miscellaneous Fees	4,475
Custodial Fees	3,049
Offering Fees	1,837
Trustee Fees	6,812
Printing and Mailing	366
Interest Expense	28,321
Dividend Expense	24,390
Total Expenses	195,402
Fees Waived and Reimbursed by the Advisor (Note 4)	(71,965)
Net Expenses	123,437

Net Investment Loss	(39,987)

Realized Gain/(Loss) on:
Investments in Securities	278,962
Investments in Options	(237,254)
Options Written	183,821
Securities Sold Short	(10,503)
Net Realized Gain on Investments, Options and Securities Sold Short	215,026

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	(168,575)
Investments in Options	(550)
Options Written	(46,722)
Securities Sold Short	(18,874)
Change in Unrealized Appreciation/Depreciation	(234,721)

Net Realized and Unrealized Loss on Investments	(19,695)

Net Decrease in Net Assets Resulting from Operations	$ (59,682)

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Period Ended *
	September 30, 2012	March 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (39,987)	$ (27,183)
Net Realized Gain (Loss) on Investments in Securities	278,962	(286,322)
Net Realized Loss on Investments in Options	(237,254)	-
Net Realized Gain on Options Written	183,821	91,218
Net Realized Loss on Securities Sold Short	(10,503)	(25,385)
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(168,575)	988,888
Change in Unrealized Appreciation (Depreciation) on Investments in Options	(550)	31,663
Change in Unrealized Depreciation on Options Written	(46,722)	-
Change in Unrealized Depreciation on Securities Sold Short	(18,874)	(201,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	(59,682)	571,084

Capital Share Transactions (Note 6)	190,551	6,885,732

Total Increase in Net Assets	130,869	7,456,816

Net Assets:
Beginning of Period	7,556,816	100,000

End of Period (including accumulated undistributed net investment loss of $(39,987) and $0, respectively)	$ 7,687,685	$ 7,556,816

* For the period June 8, 2011, (commenced operations) through March 31, 2012.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months Ended		Period Ended	(a)
	September 30, 2012		March 31, 2012

Net Asset Value, at Beginning of Period	$ 15.58		$ 15.00

Income From Investment Operations:
Net Investment Loss *	(0.08)		(0.09)
Net Realized and Unrealized Gain/(Loss) on Investments	(0.06)		0.67
Total from Investment Operations	(0.14)		0.58

Net Asset Value, at End of Period	$ 15.44		$ 15.58

Total Return ** (b)	(0.90)%		3.87%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,688		$ 7,557
Before Waiver:
Ratio of Expenses to Average Net Assets	5.43%	***	6.80%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	3.96%	***	5.71%	***
Ratio of Dividend Expense and Interest Expense on Securities Sold Short to Average Net assets	1.46%	***	1.09%	***
Ratio of Net Investment Loss to Average Net Assets	(3.11)%	***	(4.53)%	***
After Waiver:
Ratio of Expenses to Average Net Assets	3.44%	***	3.05%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.96%	***	1.96%	***
Ratio of Net Investment Loss to Average Net Assets	(1.11)%	***	(0.78)%	***
Portfolio Turnover	52.02%		120.12%

(a) For the period June 8, 2011 (Commencement of Operations) through March 31, 2012
(b) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized
The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

NOTE 1. ORGANIZATION

Philadelphia Investment Partners New Generation Fund (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value. Shares of the Trust may be offered in one or more classes or series. The Trust currently offers Shares of one diversified portfolio, also named Philadelphia Investment Partners New Generation Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities.

The Board of Trustees (the “Board”) is authorized to engage an investment adviser and it has selected Philadelphia Investment Partners, LLC (the “Investment Adviser”), to manage the Fund’s portfolio and operations, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). The Investment Adviser is a New Jersey limited liability company that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, the Investment Adviser provides investment advisory services to the Fund, including the day-to-day management of the Fund’s investments subject to the ultimate supervision of the Board.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. Exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects any risk of loss to be remote.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Security Valuation- The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Adviser at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded.  Options on indices are valued at the closing mid-market price.  If such prices are not available, options and futures contracts are valued by the Investment Adviser, pursuant to guidelines established by the Board of Trustees and under the ultimate oversight of the Board of Trustees, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Investment Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Fund may be delayed or limited.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transaction Timing- Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the first in first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There was $494 in redemption fees collected for the Fund during the six months ended September 30, 2012.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended September 30, 2012, related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ending September 30, 2012, the Fund did not incur any interest or penalties.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Organization and Offering Costs- Organizational expenses and offering costs relating to the Trust and the Fund have been incurred. Expenses incurred by the Trust and the Fund in connection with their organization were expensed as incurred. Offering costs are accounted for as a deferred cost and will be amortized on a straight-line basis over a twelve month period.

Subsequent events- Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2012:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 6,470,258	-	-	$ 6,470,258
Exchange Traded Funds	1,259,548	-	-	1,259,548
Limited Partnerships	199,920	-	-	199,920
Put Options Purchased	113,653	-	-	113,653
Call Options Purchased	108,365	-	-	108,365
Short-Term Investments:
Invesco Stit Liquid Assets Portfolio Private Class	418,439	-	-	418,439

Total	$ 8,570,183	-	-	$ 8,570,183

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Exchange Traded Funds	$ (2,315,688)	-	-	$ (2,315,688)
Put Options Written	(98,931)	-	-	(98,931)
Call Options Written	(52,350)	-	-	(52,350)

Total	$ (2,466,969)	-	-	$ (2,466,969)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2012. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has an Investment Advisory Agreement with the Adviser to furnish investment advisory and management services to the Fund. For its services, the Fund will pay the Adviser an investment advisory fee, computed daily and payable monthly (in arrears) at an annual rate of 1.49% of the average daily net assets held in the Fund.

In the interest of limiting Fund expenses, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Investment Adviser has agreed to reduce its fees and/or reimburse expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets. To the extent that the Fund incurs any excluded expenses (e.g., dividend expenses on securities sold short and interest expenses on borrowings), the net expenses will exceed 1.96%. This expense limitation agreement will have a term ending one (1) year after the effective date of the Fund’s registration statement on Form N-1A (i.e., until June 8, 2012). To the extent that the Investment Adviser reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Adviser is subject to approval by the Board. This expense limitation agreement may be terminated prior to June 8, 2012, only with the consent of the Board. For the six months ended September 30, 2012, the Adviser earned advisory fees of $53,806, and waived/reimbursed $71,965.  As of September 30, 2012, the Adviser owed the Fund $47,696.

As of March 31, 2012, the following is subject to repayment by the Fund to the Adviser pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2012	March 31, 2015	$131,463

For the six months ended September 30, 2012, the Advisor has the ability to recoup $47,696 in expenses, pursuant to the Expense Limitation Agreement, which are recognized at end of each fiscal year and are not reflected in the table above.

NOTE 5. SHAREHOLDER SERVICE FEES

The Trust has adopted a Shareholder Services Plan under which the Fund pays third party intermediaries and the Investment Adviser for the provision of certain shareholder services to holders of shares of the Fund a fee at the annual rate of 0.25% of the value of the average daily net assets. The Shareholder Services Plan is not adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940, as amended, and the fee under the Shareholder Services Plan is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority.  For the six months ended September 30, 2012, the third party intermediaries and the Adviser earned servicing fees of $9,028.

NOTE 6. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at September 30, 2012, was $7,149,100 representing 498,008 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2012		June 8, 2011 (commencement of operations) through March 31, 2012
	Shares	Capital	Shares	Capital
Shares sold	48,663	$ 725,120	490,717	$ 7,063,098
Shares reinvested	-	-	-	-
Shares redeemed	(35,715)	(535,062)	(12,323)	(177,366)
Net Increase (Decrease)	12,948	$ 190,058	478,394	$ 6,885,732

On June 7, 2011, 6,666 shares were issued, at $15.00 per share, for a total of $100,000.

NOTE 7. OPTIONS

Transactions in written options during the six months ended September 30, 2012, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at March 31, 2012	1,875	$ 119,656
Options written	11,696	956,586
Options exercised	(231)	(19,070)
Options expired	(6,657)	(490,196)
Options terminated in closing purchase transaction	(3,902)	(430,754)
Options outstanding at September 30, 2012	2,781	$ 136,222

Transactions in purchased options during the six months ended September 30, 2012, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at March 31, 2012	1,347	$ 93,671
Options purchased	11,823	1,030,210
Options exercised	(35)	(12,068)
Options expired	(5,079)	(378,599)
Options terminated in closing sale transaction	(4,794)	(511,196)
Options outstanding at September 30, 2012	3,262	$ 222,018

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

Derivatives

Options written

($151,281)

    Asset

Derivatives

Investments in Securities                   $222,018

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2012, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written & Purchased	Realized Gain/(Loss) on Investments in Options and Options Written	($53,433)	Change in Unrealized Appreciation/(Depreciation) on Investments in Options and Options Written	($47,272)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

NOTE 8. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $4,047,101 and $3,879,000, respectively. Purchases and sales of securities sold short aggregated $222,559 and $515,646, respectively. Purchases and sales of options aggregated $1,031,237 and $668,069, respectively.  Purchases and sales of options written aggregated $756,199 and $960,221, respectively.

NOTE 9. TAX MATTERS

For the period June 8, 2011, through March 31, 2012, there were no distributions paid.

For the six months ended September 30, 2012, there were no distributions paid.

At September 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary loss	$(39,987)
Undistributed long term capital loss	(5,463)
Accumulated Earnings	$(45,450)

Accumulated capital and other gains	$215,026
Unrealized appreciation	584,035
Accumulated earnings/(deficit)	$799,061

At September 30, 2012, the cost of investments for federal income tax purposes was $7,772,085 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,095,828
Unrealized depreciation	(593,638)
Net unrealized appreciation *	$502,190

* The difference between book-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and mark to market on 1,256 contracts.

The following capital loss carryforwards, determined at March 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited short-term	$(66,939)
Unlimited long-term	0
Total	$(66,939)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. The Board does not intend to authorize a distribution of any realized gain for the Fund until the capital loss carry over has been offset or expires.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year, As of March 31, 2012, the Portfolio will elect to treat post-October capital losses of $133,616 as arising on April 1, 2012.

Management of the Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTE 10. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2012, Charles Schwab & Co., in omnibus accounts, in aggregate, owned approximately 98.23% of the Fund and may be deemed to control the Fund.

NOTE 11. NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management does no expect the implications of ASU 2011-04 to have a material impact on the financial statements.

Philadelphia Investment Partners New Generation Fund
Expense Illustration
September 30, 2012 (Unaudited)

Expense Example

As a shareholder of the Philadelphia Investment Partners New Generation Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2012	September 30, 2012	April 1, 2012 to September 30, 2012

Actual	$1,000.00	$991.01	$9.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.24	$9.90

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2011. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-899-8344, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-899-8344 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-888-899-8344 to request a copy of the SAI or to make shareholder inquiries.

Investment Advisory Renewal Agreement – Philadelphia Investment Partners, LLC (the “Investment Adviser”) serves as the investment adviser to Philadelphia Investment Partners New Generation Fund (the “Fund”).  The Board of Trustees (the “Board”) most recently approved the continuance of the investment advisory agreement (the “Investment Advisory Agreement”) between Philadelphia Investment Partners New Generation Fund (the “Trust”), on behalf of the Fund, and the Investment Adviser at a regular meeting of the Board held on September 20, 2012.  The September 20, 2012 regular meeting of the Board was called, in part, to act upon the continuance of such Investment Advisory Agreement.  This approval by the Board included the approval of a majority of those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), and by a majority of the entire Board.

Prior to the Meeting, the Board received and reviewed certain materials concerning the renewal of the Investment Advisory Agreement.  The materials included:  (i) a memorandum prepared by counsel setting forth the Board’s fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Investment Advisory Agreement; (ii) the Investment Adviser’s responses to a questionnaire concerning the Investment Adviser, its business and services, and information concerning the employees of the Investment Adviser who serviced the Fund; (iii) information concerning investment advisory fees paid to the Investment Adviser by the Fund; (iv) information concerning investment advisory fees and total operating expenses paid by the Fund and other, similar mutual funds; (v) performance information comparing the Fund to other, similar mutual funds; (vi) a certification from the Investment Adviser that it has a compliance program in place; (vii) information on the Investment Adviser, including its Form ADV, Part I and Part 2; and (viii) a copy of the Investment Advisory Agreement.

The Board decided to approve the renewal of the Investment Advisory Agreement for a one-year period commencing October 1, 2012 based upon their evaluation of:  (i) the nature, extent and quality of the services provided; (ii) the experience and qualification of the persons at the Investment Adviser providing investment advisory services to the Fund, especially the background and experience of Peter C. Zeuli, the Fund’s Portfolio Manager; (iii) the fee structure, the existence of the current expense limitation agreement, and the Fund’s expense ratio in relation to those of other investment companies having comparable investment policies and limitations, noting the Investment Adviser’s commitment to cap expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets; and (iv) the Investment Adviser’s entrepreneurial risk in organizing the Fund and bearing certain costs until the Fund’s assets increased.

In voting to approve the Investment Advisory Agreement, the Board considered all relevant factors and the information presented to the Board by the Investment Adviser.  It was noted that during the Board’s consideration of the factors listed above, different Trustees gave different weight to different items.  In general, the Independent Trustees considered it to be most significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Fund.

The Trustees considered the terms and conditions of the existing Investment Advisory Agreement that was being renewed, noting that the terms and conditions were the same, including the provision for advisory fees.  The Trustees also considered the nature, quality and scope of the investment advisory services that had been provided to the Fund by the Investment Adviser in the past and the services that were expected to continue in the future.  Further, the Trustees considered the Investment Adviser’s personnel assigned to service the Fund.  The Board concluded that the nature, quality and scope of the investment advisory services provided by the Investment Adviser in advising the Fund were very satisfactory.

The Trustees considered the performance results of the Fund over various time periods.  They reviewed information comparing the Fund’s performance with the performance of other, similar mutual funds and with its benchmark indices.  In general, the Trustees noted that the Fund had been outperforming its industry peer group of other, similar mutual funds, and was performing competitively in comparison to its benchmark indices.

The Trustees considered the investment advisory fees and other expenses paid by the Fund directly and in comparison to information regarding the fees and expenses incurred by other, similar mutual funds.  The Trustees noted that current expenses as a percentage of average net assets were high due to the Fund’s low asset size.  This would change as assets increased.  The Trustees also discussed the current expense limitation agreement, the fact that the Investment Adviser was waiving fees and reimbursing expenses, and the amount of fees waived and expenses reimbursed.  The Trustees decided that the investment advisory fees charged were fair and reasonable.

The Board noted that one of the Trustees, Mr. Zeuli, was also the owner of the Investment Adviser and would benefit by the continuance of the investment advisory agreement.  The Trustees also reviewed and discussed other aspects of the Investment Adviser, such as the profitability of the Investment Adviser, and the fact that the Investment Adviser was eligible to receive other compensation from the relationship, such as shareholder servicing fees.  It was noted that, to date, the Investment Adviser has not received any shareholder servicing fees.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered, and the amounts to be paid under the contract, with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors).  These factors were considered not to be relevant in a situation where the Trustees were determining whether to re-approve an agreement with an existing entity on the same terms and conditions.  Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities.

INVESTMENT ADVISOR

Philadelphia Investments Partners, LLC

1233 Haddonfield-Berlin Road, Suite 7

Voorhees, NJ  08043

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 W. Nationwide Blvd., Suite 500

Columbus, OH  43215

LEGAL COUNSEL

Montgomery, McCracken, Walker & Rhoads, LLP

123 South Broad Street

Avenue of Arts

Philadelphia, PA  19109

CUSTODIAN

Union Bank

350 California Street

San Francisco, CA  94104

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.   Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date December 7, 2012

* Please print the name and title of each signing officer under his or her signature.